Shareholders' equity and share-based payments - SunPower Restricted Stocks (Details) - Sun Power restricted stocks EquityInstruments in Thousands	12 Months Ended
	Jan. 01, 2018 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Jan. 02, 2016 USD ($) EquityInstruments
Share-based payments
Number outstanding as of the beginning of the period | EquityInstruments	6,147	5,063	6,555
Shares granted | EquityInstruments	4,863	4,978	2,695
Shares vested | EquityInstruments	(1,738)	(2,837)	(3,560)
Shares forfeited | EquityInstruments	(1,979)	(1,057)	(627)
Number outstanding as of the end of the period | EquityInstruments	7,293	6,147	5,063
Weighted-average grant date fair value of outstanding shares as of the beginning of the period | $	$ 21.85	$ 26.68	$ 18.88
Weighted-average grant date fair value of granted shares | $	6.76	18.81	29.77
Weighted-average grant date fair value of vested shares | $	25.87	23.47	15.31
Weighted-average grant date fair value of forfeited shares | $	18.15	26.30	22.99
Weighted-average grant date fair value of outstanding shares as of the end of the period | $	$ 21.85	$ 21.85	$ 26.68